ProFund VP Small-Cap Growth Investment Objectives and Goals - ProFund VP Small-Cap Growth	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP Small-Cap Growth
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP Small-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the “Index”).